Prepaid Expenses	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Prepaid Expense Abstract
PREPAID EXPENSES
7.	PREPAID EXPENSES

As of April 30, 2026 and October 31, 2025, prepaid expenses consisted of the following:

	April 30, 2026	October 31, 2025
Current portion
Prepaid professional service fees	$709,814	$1,507,714
Prepaid research and development expenses	350,000	420,000
Prepaid insurance	—	35,645
Prepaid other expenses	47,882	—
Non-current portion
Prepaid research and development expenses	—	105,000
Totals	$1,107,696	$2,068,359

6.	PREPAID EXPENSES

As of October 31, 2025 and 2024, prepaid expenses consisted of the following:

	October 31, 2025	October 31, 2024
Current portion
Prepaid professional service fees	$1,507,714	$-

Prepaid research and development expenses	420,000	-
Prepaid insurance	35,645	-
Non-current portion
Prepaid research and development expenses	105,000	-
Totals	$2,068,359	$-